Stockholders' Deficiency: Schedule of Stock Option Activities Table Text Block (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Tables/Schedules
Schedule of Stock Option Activities Table Text Block

	Number of options	Weighted average exercise price ($)
Granted	2,709,998	2.2031
Exercised	-	-
Outstanding as of March 31, 2017	2,709,998	2.2031
Granted	100,000	2.18
Outstanding as of December 31, 2017	2,809,998	2.2001

	Number of options	Weighted average exercise price ($)
Granted	2,709,998	2.2031
Exercised	-	(50,000)
Outstanding as of March 31, 2017 and December 31, 2016	2,709,998	2.2031